RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2011
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
RECENT ACCOUNTING PRONOUNCEMENTS

Recent Accounting Pronouncements

Not Yet Adopted

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common
Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update contains the results of the work of the FASB and the IASB to develop common requirements for measuring fair value and for disclosing fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this update are effective for periods beginning after December 15, 2011 and as a result are not yet applicable to the Company. The Company is evaluating the impact of the update on its financial statements.

Adopted

In April 2010, the FASB issued ASU 2010-17   Revenue Recognition-Milestone Method (Topic 605). The update is intended to assist with the definition of a milestone event and determining when the application of milestone revenue recognition in connection with revenue recognition for research and development transaction. Disclosures will include the description of the milestone payment arrangement, a description of each milestone and the related payment or contingent payment, a determination whether the milestones are substantive, the factors considered in making the determination of the substantive nature of the milestones and the amount of revenue recognized during the period related to the milestone or milestones.  The standard is effective for fiscal years beginning on or after June 15, 2010. The Company has adopted the standard but does not currently have any such contracts.  The adoption of the standard has not had a material impact on its financial statements.

In January 2010, the FASB issued ASU, 2010-06, Fair Value Measurement and Disclosures (Topic 820-10-65-7), which relates to the disclosure requirements for fair value measurements and provides clarification for existing disclosure requirements. This update will require an entity to disclose separately the amounts of significant transfers in and out of Levels 1 and 2 fair value measurements and to describe the reasons for the transfers.  It also will require entities to disclose information about purchases, sales, issuances and settlements to be presented separately (i.e. present the activity on a gross basis rather than net) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3 inputs). This guidance clarifies existing disclosure requirements for the level of disaggregation used for classes of assets and liabilities measured at fair value and requires disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements using Level 2 and Level 3 inputs. The new disclosures and clarifications of existing disclosure are effective for fiscal years beginning after December 15, 2009, except for the disclosure requirements related to the purchases, sales, issuances and settlements in the roll forward activity of Level 3 fair value measurements.  Those disclosure requirements are effective for fiscal years ending after December 31, 2010. The adoption of the disclosure requirement did not have a material impact on the Company's financial statements.

In 2010, the FASB issued ASU 2010-28, Intangibles-Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.  It is effective for fiscal years beginning after December 15, 2010.  Essentially the FASB is requiring testing be performed at the Reporting Unit level with zero or negative carrying amounts.  For goodwill and other intangible assets, testing for impairment is a two-step test.  When a goodwill impairment test is performed (either on an annual or interim basis), an entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1).  If it does, an entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2).  The effect will potentially be an impairment of goodwill or other intangibles that will be required to be reported sooner than under current standards.  The Company has adopted the standard but does not have any negative goodwill issues. Therefore, the adoption did not have a material impact on the Company's financial statements.

In October 2009, the FASB issued new accounting guidance (Accounting Standards Update (ASU), 2009-13) related to revenue arrangements with multiple deliverables, Revenue Recognition (“Topic 605-25-65-1”): Multiple Deliverable Revenue Arrangements - A Consensus of the FASB Emerging Issues Task Force, that provides principles for allocation of consideration among an arrangement's multiple-elements, allowing more flexibility in identifying and accounting for separate deliverables. The guidance introduces an estimated selling price method for valuing the elements of a bundled arrangement if vendor-specific objective evidence or third-party evidence of selling price is not available, and significantly expands related disclosure requirements. This guidance is effective on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Alternatively, adoption may be on a retrospective basis, and early application is permitted. We have adopted this standard but it has not had a material impact on our financial statements.

In April 2010, the FASB issued ASU 2010-12 - Income Taxes (Topic 740) Accounting for Certain Tax Effects of the 2010 Health Care Reform Acts. This updates makes it clear that the two laws passed a few days apart and commonly known as health care reform will be treated as one for accounting purposes despite the fact that they may have been passed in two different fiscal years for some. Our adoption of ASU 2010-12 did not have a material impact on our financial statements.

In January 2010, the FASB adopted ASU 2010-06 - Fair Value Measurements and Disclosures-Improving Disclosures about
Fair Value Measurements (Topic 820). This statement enhances disclosure relating to recurring or nonrecurring fair value measurement, specifically transfers between Level 1 and Level 2 inputs and the reasons for such transfers, the Level 3 activity reporting information on a gross rather than a net basis and improved guidance about disclosure by classes of assets and liabilities. Also, disclosure should include the various inputs and techniques used for valuation of assets and liabilities. We have adopted this statement and the enhanced disclosure in our financial statements.

Reclassifications

Certain amounts in the 2010 financial statements have been reclassified to conform to the classifications used to prepare the 2011 financial statements.  These reclassifications had no material impact on the Company’s financial position, results of operations, or cash flow as previously reported.